Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2021
Fee And Commission Expense
Amount of all fees and commissions paid or payable in the year

The breakdown of the balance of this item is as follows:

Thousand of reais	2021	2020	2019

Commissions assigned to third parties (1)	2,743,339	2,685,005	3,639,239
Other fees and commissions	2,371,449	1,693,488	1,040,066
Total	5,114,788	4,378,493	4,679,306
(1)	Composed, mainly, by credit cards.